Financial Instruments - Additional Information (Detail) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014 Foreign Exchange Derivatives [Member]	Dec. 31, 2013 Foreign Exchange Derivatives [Member]	Sep. 30, 2014 Interest Rate Derivatives [Member]	Dec. 31, 2013 Interest Rate Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Maturity of foreign exchange contracts	17 months
After-tax losses deferred in AOCI to be reclassified to earnings over the next 12 months	$ (115,000,000)
Notional amount		9,500,000,000	9,700,000,000	5,800,000,000	5,700,000,000
Maximum time for hedging interest rate cash flow hedge	54 months
After-tax losses deferred in AOCI to be reclassified to earnings over the next 12 months	$ (1,000,000)